Accrued liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2024
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2023	13,102,128	722,788	2,317,724	16,142,640
Abandonment cost update	(77,425)	—	—	(77,425)
Additions and (recoveries) (1)	20,555	(17,432)	237,504	240,627
Uses	(305,037)	(19,637)	(163,172)	(487,846)
Financial cost (2)	313,673	104,888	25,575	444,136
Foreign currency translation	87,942	15,459	40,993	144,394
Transfers	74	(333)	12,408	12,149
Balance as of June 30, 2024 (Unaudited)	13,141,910	805,733	2,471,032	16,418,675
Current	823,756	55,355	367,344	1,246,455
Non-current	12,318,154	750,378	2,103,688	15,172,220
	13,141,910	805,733	2,471,032	16,418,675
(1)	Mainly includes the recognition of provisions related to potential liabilities, various, and mandatory environmental provision in Ecopetrol S.A.
(2)	Corresponds mainly to the financial expense for the update of the liability in Ecopetrol S.A.